Notes on the Consolidated Balance Sheet (Details 6) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in other provisions [abstract]
Balance - January 1	€ 823	€ 189
Acquired	975	30
Utilization	(719)	(147)
Release	0	(45)
Addition	151	796
Reclassifications	(27)	0
Discounting effects	0	0
Balance - December 31	1,176	823
Other current provisions	1,159	806	€ 147
- thereof non-current	17	17	42
Provisions for refunds
Reconciliation of changes in other provisions [abstract]
Balance - January 1	128	95
Acquired	0	0
Utilization	(67)	(94)
Release	0	0
Addition	59	127
Reclassifications	0	0
Discounting effects	0	0
Balance - December 31	120	128
Other current provisions	120	128	95
- thereof non-current	0	0	0
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Balance - January 1	642	0
Acquired	0	0
Utilization	(642)	0
Release	0	0
Addition	30	642
Reclassifications	0	0
Discounting effects	0	0
Balance - December 31	30	642
Other current provisions	30	642	0
- thereof non-current	0	0	0
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance - January 1	53	94
Acquired	975	30
Utilization	(10)	(53)
Release	0	(45)
Addition	62	27
Reclassifications	(27)	0
Discounting effects	0	0
Balance - December 31	1,026	53
Other current provisions	1,009	36	52
- thereof non-current	€ 17	€ 17	€ 42